Bank Borrowings and Bank Overdraft - Schedule of Maturities of Bank Borrowing (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	RM 2,901,415	$ 688,731
Year ending December 31, 2025 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			736,481
Year ending December 31, 2026 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			782,996
Year ending December 31, 2027 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			795,079
Year ending December 31, 2028 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			495,036
Year ending December 31, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			184,632
After December 31, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			268,491
Later than five years and not later than seven years [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			3,262,715
Period ending June 30, 2026 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	765,468	181,705
Period ending June 30, 2027 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	786,552	186,710
Period ending June 30, 2028 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	716,776	170,147
Period ending June 30, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	274,423	65,142
Period ending June 30, 2030 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	184,114	43,704
After June 30, 2030 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	RM 174,082	$ 41,323